Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 1,000			$ 1,259,831	$ 125,032	$ 9,218,935		$ (18,560,871)	$ (7,956,073)
Beginning Balance, shares at Jun. 30, 2019	1,000,000			1,259,831,337
Net Income								(10,740,327)	(10,740,327)
Foreign Currency Translation Adjustment
Foreign Currency Translation Adjustment
Change in Fair Value of Investment
Ending balance, value at Jun. 30, 2020	$ 1,000			$ 1,259,831	125,032	9,218,935		(29,301,198)	(18,696,400)
Ending Balance, shares at Jun. 30, 2020	1,000,000			1,259,831,337
Net Income								8,543,125	8,543,125
Foreign Currency Translation Adjustment
Foreign Currency Translation Adjustment
Change in Fair Value of Investment
Ending balance, value at Mar. 31, 2021	$ 1,000			$ 1,259,831	125,032	9,218,935		(20,758,073)	(10,153,275)
Ending Balance, shares at Mar. 31, 2021	1,000,000			1,259,831,337
Beginning balance, value at Jun. 30, 2020	$ 1,000			$ 1,259,831	125,032	9,218,935		(29,301,198)	(18,696,400)
Beginning Balance, shares at Jun. 30, 2020	1,000,000			1,259,831,337
Net Income								(3,479,037)	(3,479,037)
Series A Preferred Shares	$ 3,000					(3,000)
Series A preferred shares, shares	3,000,000
Shares issued during the period acquisition Belfrics and Cognitive		$ 5,760				10,010,329			10,016,089
Shares issued during the period acquisition Belfrics and Cognitive, Shares		5,760,000
Mobeego Settlement Shares Issued				$ 62,992		(31,497)			31,495
Mobeego Settlement Shares Issued, shares				62,991,567
Cognitive Apps Acquisition Warrants						20,111			20,111
Derivatives Debt Extinguishment						4,546,090			4,546,090
Warrants issued with Convertible Notes Payable						105,330			105,330
Foreign Currency Translation Adjustment							(6,387)		(6,387)
Change in Value of Investment							(61,578)		(61,578)
Foreign Currency Translation Adjustment							6,387		6,387
Change in Fair Value of Investment									(61,578)
Ending balance, value at Jun. 30, 2021	$ 4,000	$ 5,760		$ 1,322,823	125,032	23,866,298	(67,965)	(32,780,235)	(7,524,287)
Ending Balance, shares at Jun. 30, 2021	4,000,000	5,760,000		1,322,822,904
Beginning balance, value at Dec. 31, 2020	$ 1,000			$ 1,259,831	125,032	9,218,935		(25,565,185)	(14,960,387)
Beginning Balance, shares at Dec. 31, 2020	1,000,000			1,259,831,337
Net Income								4,807,112	4,807,112
Foreign Currency Translation Adjustment
Foreign Currency Translation Adjustment
Change in Fair Value of Investment
Ending balance, value at Mar. 31, 2021	$ 1,000			$ 1,259,831	125,032	9,218,935		(20,758,073)	(10,153,275)
Ending Balance, shares at Mar. 31, 2021	1,000,000			1,259,831,337
Beginning balance, value at Jun. 30, 2021	$ 4,000	$ 5,760		$ 1,322,823	125,032	23,866,298	(67,965)	(32,780,235)	(7,524,287)
Beginning Balance, shares at Jun. 30, 2021	4,000,000	5,760,000		1,322,822,904
Net Income								(602,262)	(602,262)
Shares issued during the period acquisition Belfrics and Cognitive			$ 2,000			26,012,226			26,014,226
Shares issued during the period acquisition Belfrics and Cognitive, Shares			2,000,000
Foreign Currency Translation Adjustment							(7,116)		(7,116)
Stock issued for Cash				$ 282,778	10,555	4,106,667			4,400,000
Stock issued for Cash, shares				282,777,734
Stock Issued for Services				$ 4,592		47,146			51,738
Stock Issued for Services, shares				4,591,893
Accrued Expenses Converted to Stock				$ 46,045		907,531			953,576
Accrued Expenses Converted to Stock, shares				46,045,000
Preferred Stock Issuance	$ 1,000								1,000
Preferred Stock Issuance, shares	1,000,000
Debt Converted to Stock				$ 112,209		1,126,549			1,238,758
Debt Converted to Stock, shares				112,209,116
Foreign Currency Translation Adjustment							7,116		7,116
Change in Fair Value of Investment							(34,547)		(34,547)
Common Stock Issued from Prior Periods				$ 13,500	(80,700)	67,200
Common Stock Issued from Prior Periods, shares				13,500,000
Ending balance, value at Mar. 31, 2022	$ 5,000	$ 5,760	$ 2,000	$ 1,781,947	54,887	56,133,617	(95,396)	(33,382,497)	24,505,318
Ending Balance, shares at Mar. 31, 2022	5,000,000	5,760,000	2,000,000	1,781,946,647
Beginning balance, value at Dec. 31, 2021	$ 4,000	$ 5,760	$ 2,000	$ 1,742,648	54,887	55,770,035	(114,174)	(36,736,572)	20,728,584
Beginning Balance, shares at Dec. 31, 2021	4,000,000	5,760,000	2,000,000	1,742,647,934
Net Income								3,354,075	3,354,075
Shares issued during the period acquisition Belfrics and Cognitive
Shares issued during the period acquisition Belfrics and Cognitive, Shares
Foreign Currency Translation Adjustment							(34,785)		(34,785)
Stock issued for Cash
Stock issued for Cash, shares
Stock Issued for Services				$ 1,423		22,700			24,123
Stock Issued for Services, shares				1,422,930
Accrued Expenses Converted to Stock
Accrued Expenses Converted to Stock, shares
Preferred Stock Issuance	$ 1,000								1,000
Preferred Stock Issuance, shares	1,000,000
Debt Converted to Stock				$ 37,876		340,882			378,758
Debt Converted to Stock, shares				37,875,783
Foreign Currency Translation Adjustment							34,785		34,785
Change in Fair Value of Investment							(16,007)		(16,007)
Ending balance, value at Mar. 31, 2022	$ 5,000	$ 5,760	$ 2,000	$ 1,781,947	$ 54,887	$ 56,133,617	$ (95,396)	$ (33,382,497)	$ 24,505,318
Ending Balance, shares at Mar. 31, 2022	5,000,000	5,760,000	2,000,000	1,781,946,647